LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Schedule of right of use assets

	Buildings	Motor Vehicles	Total
	U.S. dollars in thousands
Cost:
Balance as of January 1, 2020	$2,469	$803	$3,272
Additions	—	274	274
Balance as of December 31, 2020	2,469	1,077	3,546

Accumulated depreciation:
Balance as of January 1, 2020	567	263	830
Depreciation for the year	622	293	915
Balance as of December 31, 2020	1,189	556	1,745

Depreciated balance as of December 31, 2020	$1,280	$521	$1,801

Cost:
Balance as of January 1, 2019, date of initial application of IFRS 16	$681	$468	$1,149
Additions	1,788	335	2,123
Balance as of December 31, 2019	2,469	803	3,272

Accumulated depreciation:
Depreciation for the year	567	263	830
Balance as of December 31, 2019	567	263	830

Depreciated balance as of December 31, 2019	$1,902	$540	$2,442

Schedule of maturity analysis of lease liabilities

December 31,
2020
U.S. dollars
in thousands
Less than one year	$700
One to five years	736
More than five years	644
Total lease liabilities	2,080
Less - current maturities	700
Long-term lease liabilities	$1,380